ACCOUNTING FOR WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Accounting For Warrant Liability
SCHEDULE OF WARRANT LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2024 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2024	Quoted price in active markets (level 1)	Significant other observable input (level 2)	Significant other unobservable input (level 3)
Warrant liabilities
Public warrants	$1,143,071	$1,143,071	$-	$-
Private placement warrants	1,308,166	-	1,308,166	-
Warrant liability	$2,451,237	$1,143,071	$1,308,166	$-